KUNZMAN & BOLLINGER, INC.
ATTORNEYS-AT-LAW
5100 N. BROOKLINE, SUITE 600
OKLAHOMA CITY, OKLAHOMA 73112

Telephone (405) 942-3501
Fax (405) 942-3527

August 3, 2007

ELECTRONIC FILING

Mr. H. Roger Schwall
United States Securities and
Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Atlas America Series 27-2006 L.P.
Amendment No. 3 to Registration Statement on Form 10
Filed August 3, 2007
File No. 0-52615

Dear Mr. Schwall:

This letter is in response to your letter dated July 23, 2007 with respect to the above referenced Registration Statement on Form 10 for the Partnership. For your convenience, we have first restated your comment in italics and then provided our response. The responses in this letter are based on representations made by the Partnership and its managing general partner, Atlas Resources, LLC, to Kunzman & Bollinger, Inc. for the purpose of preparing this letter.

Form 10/A2 filed June 28, 2007

1.	Unless otherwise noted, page references in this letter correspond to the marked version of the Form 10/A1 you filed on June 15, 2007.

The Commission’s comment is acknowledged.

Capital Contributions to Us As 12/31/06, page 1

2.
Expand the introductory disclosure or add a new footnote to make clear that cash distributions are apportioned according to the amount of capital contributed by the managing general partner and the participants. Also explain why the tabular entry for the MGP ($8.6M) is less than the amount described in the preceding text ($9.8M).

The Form 10 has been amended as requested.

Organization Diagram, page 39

3.
Please provide explanatory footnotes to clarify further the relationship of the registrant with the entities represented in the chart. In this regard, we note that you provide a dotted line linking the managing general partner with the registrant. Disclose what the percentages included in the registrant’s box represent, and state explicitly whether the managing general partner owns a partnership interest in the partnership.

Kunzman & Bollinger, Inc.

Mr. H. Roger Schwall
Securities and Exchange Commission
August 3, 2007

The Form 10 has been amended as requested.

Remuneration of Officers and Directors, page 48

4.
We note the disclosure at page35 under “Managing General Partner” that you have “no officers, directors or employees.” Therefore, please revise the first sentence in this section to delete the word “direct,” or explain why the revision would be inaccurate. Disclose in necessary detail any indirect remuneration or other compensation they may receive, if any. Similarly, revise the first sentence under “Code of Business Conduct and Ethics” at page 48 to delete the word “directly,” if the resulting text would be accurate.

The Form 10 has been amended as requested.

Transactions with Management and Affiliates, page 49

5.
We note the disclosure provided in response to prior comment 14. Please further expand to clarify that only a portion of the amounts reimbursed are attributable to services provided to the registrant. If practicable, quantify in each case the amount of reimbursement attributable to management and administrative services and expenses incurred on behalf of the registrant.

The Form 10 has been amended to clarify that only a portion of the amounts reimbursed will be attributable to the Partnership. However, with respect to quantifying the amount of reimbursements attributable to management and administrative services and expenses incurred on behalf of only the Partnership, it is not practicable to quantify the amounts since Atlas America has approximately 90 different partnerships and numerous subsidiaries.

Certain Relationships and Related Transactions, page 51

6.
Consistent with Item 404(b) of Regulation S-K, please describe your policies and procedures for the review, approval, or ratification of related party transactions. Discuss the standards to be applied pursuant to the policies and procedures. Also identify the types of transactions that are covered by the policies and procedures and the persons or groups of persons who are responsible for applying the policies and procedures. State whether the policies and procedures are in writing and, if not, how the policies and procedures are evidenced.

The Form 10 has been revised in Item 7 “Certain Relationships and Related Transactions” pursuant to the Commission’s comment. In this regard, please note that under the Partnership’s partnership agreement (which is Exhibit (A) to the Partnership’s Private Placement Memorandum and was previously filed as Exhibit 4.2 to the Form 10 on April 30, 2007), there are no transactions between the Partnership and the Managing General Partner’s “related persons,” as that term is defined in Item 4.04 (b) of Regulation S-K.

Kunzman & Bollinger, Inc.

Mr. H. Roger Schwall
Securities and Exchange Commission
August 3, 2007

Also, the Partnership’s policies and procedures for reviewing, approving or ratifying related party transactions with its Managing General Partner are set forth in its partnership agreement. See Section 4.03 (d) “Transactions with the Managing General Partner” of the partnership agreement. In this regard, the Partnership considers related party transactions to be certain transactions between the Partnership and the Managing General Partner or its affiliates as identified in the partnership agreement. Also, the officers of the Managing General Partner are responsible for applying the Partnership’s policies and procedures set forth in the partnership agreement, particularly Section 4.03 (d) of the partnership agreement, with respect to transactions between the Partnership and the Managing General Partner and its affiliates, just as they are responsible for applying all of the other provisions of the partnership agreement.

7.	Please disclose whether any related party transaction since the beginning of the last fiscal year was not reviewed, approved or ratified in accordance with your policies and procedures.

The Form 10 has been amended as requested in Item 7 “Certain Relationships and Related Transactions.”

Please direct any questions or comments regarding the enclosed to the undersigned or Mr. Wallace W. Kunzman, Jr. at the captioned number.

Very truly yours,
KUNZMAN & BOLLINGER, INC.

/s/ Gerald A. Bollinger

Gerald A. Bollinger

Enclosures

cc:	Mr. Freddie Kotek
Ms. Nancy McGurk
Ms. Carmen Moncada-Terry